Deposit accounted contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposit Contracts, Liabilities [Roll Forward]
Balance, beginning of year	$ 172,259	$ 145,342	$ 129,133
Consideration received	550	23,884	17,879
Consideration receivable	0	10,164	7,390
Net investment expense (income) allocation	852	5,879	(1,273)
Payments	(20,752)	(13,052)	(8,089)
Foreign currency translation	52	42	302
Balance, end of year	$ 152,961	$ 172,259	$ 145,342